Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Use of Estimates, Policy [Policy Text Block]
Use of Estimates

The preparation of unaudited condensed financial statements in conformity with U.S. GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the unaudited condensed financial statements and accompanying notes. Actual results could differ from those estimates.

On an ongoing basis, the Company evaluates its estimates and assumptions, including those related to revenue recognition, the useful lives of property and equipment, the recoverability of long-lived assets, the incremental borrowing rate for leases, and assumptions used for purposes of determining stock-based compensation, income taxes, and the fair value of the derivative and warrant liability, among others. The Company bases its estimates on historical experience and on various other assumptions that it believes to be reasonable, the results of which form the basis for making judgments about the carrying value of assets and liabilities.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires the Company to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

On an ongoing basis, the Company evaluates its estimates and assumptions, including those related to revenue recognition, the useful lives of property and equipment, the recoverability of long-lived assets, the incremental borrowing rate for leases, and assumptions used for purposes of determining stock-based compensation, income taxes, and the fair value of the derivative and warrant liability, among others. The Company bases its estimates on historical experience and on various other assumptions that it believes to be reasonable, the results of which form the basis for making judgments about the carrying value of assets and liabilities.

Reclassification, Policy [Policy Text Block]
Reclassifications

During
2019,
 the Company began presenting accounts and other receivables as a separate line item on the balance sheets and statements of cash flows. In prior periods, accounts and other receivables were reported within the prepaid expenses and other current assets line items in the balance sheets and statements of cash flows. In accordance with GAAP, the change in current period presentation requires a  reclassification of prior period balances. The reclassification of prior period balances resulted in a reduction of prepaid expenses and other current assets of
$0.1
million on the Company’s balance sheet for the period ended
December 31, 2018
and a reduction in change in prepaid expenses and other assets of
$0.1
million on the statement of cash flows for the year ended
December 31, 2018.
This reclassification had
no
 effect on the statements of operations.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
Concentration of Credit Risk

Financial instruments that potentially expose
the Company to concentrations of credit risk consist principally of cash on deposit with multiple financial institutions, the balances of which frequently exceed insured limits.

Cash and Cash Equivalents, Policy [Policy Text Block]		Cash and Cash Equivalents The Company considers any highly liquid investm ents with an original maturity of three months or less to be cash equivalents.
Marketable Securities, Policy [Policy Text Block]
Marketable Securities and Long-term Investments

The Company maintained investment securities that were classified as trading securities. These securities were carried at fair value with unreali zed gains and losses included in other (expense) income on the statements of operations. The securities primarily consisted of certificates of deposit, U.S. Treasury securities and U.S. government-sponsored agency securities.

Property, Plant and Equipment, Policy [Policy Text Block]
Property and Equipment

The Company records property and equipment at cost less accumulated depreciation and amortization. Costs of renewals and improvements that extend the useful lives of the assets are capitalized. Maintenance and repairs are expensed as incurred. Depreciation is determined on a straight-line basis over the estimated useful lives of the assets, which generally range from three
to
ten
years. Leasehold improvements are amortized over the shorter of the useful life of the asset or the term of the related lease. Upon retirement or disposition of assets, the costs and related accumulated depreciation and amortization are removed from the accounts with the resulting gains or losses, if any, reflected in the statements of operations.

Debt, Policy [Policy Text Block]
Debt Issuance Costs

Debt issuance costs incurred in connection with financing arrangements are recorded as a reduction of the related debt on the balance sheet and amortiz ed over the life of the respective financing arrangement using the effective interest method.

Collaborative Arrangement, Accounting Policy [Policy Text Block]
Supply Arrangements

The Company enters into supply arrangements for the supply of components of its product and product candidates. These arrangements also may
include a
share of future revenue if related product or product candidates reach commercialization. Costs under these supply arrangements, if any, are expensed as incurred (Note I).

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Impairment of Long-Lived Assets

Long-lived assets to be held and used are reviewed for
impairment whenever events or changes in circumstances indicate that the carrying amounts of the assets may
not
be recoverable.
When such events occur, the Company compares the carrying amounts of the assets to their undiscounted expected future cash flows. If the undiscounted cash flows are insufficient to recover the carrying values, an impairment loss is recorded for the difference between the carrying values and fair values of the asset.
No
such impairment occurred for the years ended
December 31,
2019
 or
2018
.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair Value of Financial Instruments

Fair value is defined as the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, based on the Company’s principal or, in absence of a principal, most advantageous market for the specific asset or liability.

The Company uses a
three
-tier fair value hierarchy to classify and disclose all assets and liabilities measured at fair value on a recurring basis, as well as assets and liabilities measured at fair value on a non-recurring basis, in periods subs equent to their initial measurement. The hierarchy requires the Company to use observable inputs when available, and to minimize the use of unobservable inputs, when determining fair value. The three
tiers are defined as follows:

●	Level 1 —Observable inputs that reflect quoted market prices (unadjusted) for identical assets or liabilities in active markets;

●	Level 2 —Observable inputs other than quoted prices in active markets that are observable either directly or indirectly in the marketplace for identical or similar assets and liabilities; and

●	Level 3 —Unobservable inputs that are supported by little or no market data, which require the Company to develop its own assumptions.

Revenue from Contract with Customer [Policy Text Block]
Revenue Recognition

The Company commenced recognizing revenue in accordance with the provisions of ASC
606,

Revenue from Contracts with Customers
 (“ASC
606”
), starting
January 1, 2018.
However, the Company had
no
revenue until the
third
quarter of
2019.

Arrangements with Multiple-Performance Obligations

From time to time, the Company enters into arrangements for research and development, manufacturing and/or commercialization services. Such arrangements may
require the Company to deliver various rights, services, including intellectual property rights/licenses, research and development services, and/or commercialization services. The underlying terms of these arrangements generally provide for consideration to the Company in the form of nonrefundable upfront license fees, development and commercial performance milestone payments, royalty payments, consulting fees and/or profit sharing.

In arrangements involving more than
one
performance obligation, each required performance obligation is evaluated to determine whether it qualifies as a distinct performance obligation based on whether (i) the customer can benefit from the good or service either on its own or together with other resources that are readily available and (ii) the good or service is separately identifiable from other promises in the contract. The consideration under the arrangement is then allocated to each separate distinct performance obligation based on its respective relative stand-alone selling price. The estimated selling price of each deliverable reflects the Company's best estimate of what the selling price would be if the deliverable was regularly sold by the Company on a stand-alone basis or using an adjusted market assessment approach if selling price on a stand-alone basis is not
available.

The consideration allocated to each distinct performance obligation is recognized as revenue when control of the related goods or services is transferred. Consideration associated with at-risk substantive performance milestones is recognized as revenue when it is probable that a significant reversal of the cumulative revenue recognized will not
occur. Should there be royalties, the Company utilizes the sales and usage-based royalty exception in arrangements that resulted from the license of intellectual property, recognizing revenues generated from royalties or profit sharing as the underlying sales occur.

Licensing Agreements

The Company enters into licensing agreements with licensees that fall under the scope of ASC
606.

The terms of the Company's licensing agreements typically include one
or more of the following: (i) upfront fees; (ii) milestone payments related to the achievement of development, regulatory, or commercial goals; and (iii) royalties on net sales of licensed products. Each of these payments may
result in licensing revenues.

As part of the accounting for these agreements, the Company must develop estimates and assumptions that require judgment to determine the underlying stand-alone selling price for each performance obligation which determines how the transaction price is allocated among the performance obligations. Generally, the estimation of the stand-alone selling price may
include such estimates as, independent evidence of market price, forecasted revenues or costs, development timelines, discount rates, and probability of regulatory success. The Company evaluates each performance obligation to determine if they can be satisfied at a point in time or over time, and it measures the services delivered to the licensee which are periodically reviewed based on the progress of the related program. The effect of any change made to an estimated input component and, therefore revenue or expense recognized, would be recorded as a change in estimate. In addition, variable consideration (e.g., milestone payments) must be evaluated to determine if it is constrained and, therefore, excluded from the transaction price.

Up-front Fees:
If a license to the Company's intellectual property is determined to be distinct from the other performance obligations identified in the arrangement, the Company recognizes revenues from the transaction price allocated to the license when the license is transferred to the licensee and the licensee is able to use and benefit from the license. For licenses that are bundled with other promises, the Company utilizes judgment to assess the nature of the combined performance obligation to determine whether the combined performance obligation is satisfied over time or at a point in time.

Milestone Payments:
 At the inception of each arrangement that includes milestone payments (variable consideration), the Company evaluates whether the milestones are considered probable of being reached and estimates the amount to be included in the transaction price using the most likely amount method. If it is probable that a significant revenue reversal would not
occur, the associated milestone value is included in the transaction price. Milestone payments that are not
within the Company's or the licensee's control, such as non-operational developmental and regulatory approvals, are generally not
considered probable of being achieved until those approvals are received. At the end of each reporting period, the Company re-evaluates the probability of achievement of milestones that are within its or the licensee's control, such as operational developmental milestones and any related constraint, and if necessary, adjusts its estimate of the overall transaction price. Any such adjustments are recorded on a cumulative catch-up basis, which would affect collaboration revenues and earnings in the period of adjustment. Revisions to the Company's estimate of the transaction price may
also result in negative licensing revenues and earnings in the period of adjustment.

KP415
 License Agreement

In
September 2019,
the Company entered into the
KP415
 License Agreement with Commave under which the Company granted to Commave an exclusive, worldwide license to develop, manufacture and commercialize the Company's product candidates containing SDX and d-MPH, including
KP415,
KP484,
and, at the option of Commave,
KP879,
KP922
and/or any other product candidate developed by the Company containing SDX and developed to treat ADHD or any other central nervous system disorder. The license granted to Commave is distinct from other performance obligations as Commave can benefit from the license either on its own or together with other resources that are readily available and the license is separately identifiable from other promises in the
KP415
 License Agreement.

In exchange for the exclusive, worldwide license, discussed above, Commave paid the Company a non-refundable upfront payment of
$10.0
million. The Company is also entitled to additional payments from Commave of up to
$63.0
million, conditioned upon the achievement of specified regulatory milestones related to
KP415
and
KP484.
In
May 2020,
the FDA accepted the Company's NDA for
KP415.
Per the
KP415
License Agreement, the Company received a regulatory milestone payment of
$5.0
million following the FDA's acceptance of the
KP415
NDA. In addition, the Company is entitled to payments from Commave of up to
$420.0
million in the aggregate, conditioned upon the achievement of certain U.S. sales milestones, which are dependent upon, among other things, the timing of approval for a new drug application for
KP415
and its final approved label, if any. Further, Commave will pay the Company quarterly, tiered royalty payments ranging from a percentage in the high single digits to mid-twenties of Net Sales (as defined in the
KP415
 License Agreement) in the U.S. and a percentage in the low to mid-single digits of Net Sales in each country outside of the U.S., in each case subject to specified reductions under certain conditions as described in the
KP415
 License Agreement

Commave also agreed to be responsible for and reimburse the Company for all of development, commercialization and regulatory expenses incurred on the licensed products, subject to certain limitations as set forth in the
KP415
 License Agreement. As part of this agreement the Company is obligated to perform consulting services on behalf of Commave related to the licensed products. For these consulting services, Commave has agreed to pay the Company a set rate per hour on any consulting services performed on behalf of Commave for the benefit of the licensed products.

The
KP415
 License Agreement is within the scope of ASC
606,
as the transaction represents a contract with a customer where the participants function in a customer / vendor relationship and are not
 exposed equally to the risks and rewards of the activities contemplated under the
KP415
 License Agreement. Using the concepts of ASC
606,
the Company identified the grant of the exclusive, worldwide license and the performance of consulting services, which includes the reimbursement of out-of-pocket third
-party research and development costs, as its only
two
performance obligations at inception. The Company further determined that the transaction price, at inception, under the agreement was
$10.0
 million upfront payment plus the fair value of the Development Costs (as defined in the
KP415
 License Agreement) which was allocated among the performance obligations based on their respective related stand-alone selling price.

The consideration allocated to the grant of the exclusive, worldwide license was
$10.0
million, which reflects the standalone selling price. The Company utilized the adjusted market assessment approach to determine this standalone selling price which included analyzing prospective offers received from various entities throughout our licensing negotiation process as well as the consideration paid to other competitors in the market for a similar type transaction. The Company determined that the intellectual property licensed under the
KP415
 License Agreement represented functional intellectual property and it has significant standalone functionality and therefore should be recognized at a point in time as opposed to over time. The revenue related to the grant of the exclusive, worldwide license was recognized at a point in time at the inception of the
KP415
 License Agreement.

The consideration allocated to the performance of consulting services, which includes the reimbursement of out-of-pocket third
-party research and development costs, was the fair value of the Development Costs (as defined in the
KP415
 License Agreement), which reflects the standalone selling price. The Company utilized a blended approach which took into consideration the adjusted market assessment approach and the expected cost plus a margin approach to determine this standalone selling price. This blended approach utilized the adjusted market approach and expected cost plus margin approach to value the performance of consulting services which included analyzing hourly rates of vendors in the a market who perform similar services to those of the Company to develop a range and then analyzing the average cost per hour of our internal resources and applying a margin which placed the value in the median of the previously identified range. For the reimbursement of out-of-pocket third
-party research and development costs the Company utilized the expected cost plus a margin approach, which included estimating the actual out-of-pocket cost the Company expects to pay to third
-parties for research and development costs and applying a margin, if necessary. The Company determined that no
margin was necessary of these out-of-pocket
third
-party research and development costs as these are purely pass-through costs and the margin for managing these third
-party activities is included within the value of the performance of consulting services. The Company determined that the performance of consulting services, including reimbursement of out-of-pocket third
-party research and development costs, is a performance obligation that is satisfied over time as the services are performed and the reimbursable costs are paid. As such, the revenue related to the performance obligation will be recognized as the consulting services are performed and the services associated with the reimbursable out-of-pocket third
-party research and development costs are incurred and paid by the Company, in accordance with the practical expedient allowed under ASC
606
regarding an entity's right to consideration from a customer in an amount that corresponds directly to the value to the customer of the entity's performance completed to date. As discussed above, the combination of the standalone selling price of these consulting services and certain out-of-pocket third
-party research and development costs for
KP415
was the fair value of the Development Costs at inception. These Development Costs effectively created a cap on certain consulting services and out-of-pocket third
-party research and development costs identified in the initial product development plan for
KP415
which was anticipated at the inception date of the
KP415
License Agreement. As of
September 30, 2020,
the Company has recognized all of the consulting services and out-of-pocket third
-party research and development costs under this cap.

Under the
KP415
 License Agreement, Commave was granted an exclusive option to include Additional Products as Product(s) (both as defined in the
KP415
 License Agreement) under the
KP415
 License Agreement (the "Additional Product Option"). In addition to the Additional Product Option, Commave was also granted a right of first
refusal ("ROFR") to acquire, license and/or commercialize any of the Additional Product Candidates should they choose not
to exercise the Additional Product Option. Should Commave choose to exercise the Additional Product Option on any Additional Product Candidates, Commave and the Company shall negotiate in good faith regarding the economic terms of such Additional Product. Further, should Commave exercise the ROFR on any Additional Product Candidate, the economic terms of the agreement shall be the same as those offered to the third
-party. Under ASC
606
an option to acquire additional goods or services gives rise to a performance obligation if the option provides a material right to the customer. The Company concluded that the above described Additional Product Option and ROFR do not
constitute material rights to the customer as Commave would acquire the goods or services at a to be negotiated price, which the Company expects to approximate fair value and therefore Commave would not
receive a material discount on these goods or services compared to market rates.

The Company is entitled to additional payments from Commave conditioned upon the achievement of specified regulatory milestones related to
KP415
and
KP484
and the achievement of certain U.S. sales milestones, which are dependent upon, among other things, the timing of approval for a new drug application for
KP415
and its final approved label, if any. Further, Commave will pay the Company quarterly, tiered royalty payments ranging from a percentage in the high single digits to mid-twenties of Net Sales (as defined in the
KP415
 License Agreement) in the U.S. and a percentage in the low to mid-single digits of Net Sales in each country outside of the U.S., in each case subject to specified reductions under certain conditions as described in the
KP415
 License Agreement. The Company concluded that these regulatory milestones, sales milestones and royalty payments each contain a significant uncertainty associated with a future event. As such, these milestone and royalty payments are constrained at contract inception and are not
included in the transaction price as the Company could
not
conclude that it is probable a significant reversal in the amount of cumulative revenue recognized will not
occur surrounding these milestone payments. At the end of each reporting period, the Company updates its assessment of whether the milestone and royalty payments are constrained by considering both the likelihood and magnitude of the potential revenue reversal.

For example, in
May 2020,
the FDA accepted the Company's NDA for
KP415.
Per the
KP415
License Agreement, the Company received a regulatory milestone payment of
$5.0
million following the FDA's acceptance of the
KP415
NDA. Since the FDA accepted the Company's NDA for
KP415
the constraint was removed and revenue recognized. The associated revenue was allocated among the two
performance obligations identified at contract inception. Since both performance obligations were satisfied as of the end of the second
quarter of
2020
the full
$5.0
million payment was recognized as revenue during the
second
quarter of
2020.

For the
three
and
nine
months ended
September 30, 2020
, the Company recognized revenue under the
KP415
License Agreement of
$0
and
$7.3
million, respectively. In accordance with the guidance provided in ASC
340
-
40,
Contracts with Customers
, the Company capitalized approximately
$2.8
million of incremental costs incurred in obtaining the
KP415
License Agreement and will amortize these costs as the revenue associated with the exclusive worldwide license, reimbursement of out-of-pocket third
-party research and development costs and consulting services is recognized. As of
September 30, 2020
, the Company has recognized all of these incremental costs,
$0
and
$0.8
million of which was recognized in the
three
and
nine
months ended
September 30, 2020
, respectively, and are recorded in the line item titled royalty and direct contract acquisition costs in the unaudited condensed statement of operations. There was
$11.5
million of revenue and
$1.0
million of associated direct contract acquisition costs recognized for the three
and
nine
months ended
September 30, 2019
 related to the
KP415
License Agreement. There was
no
 deferred revenue related to this agreement as of
September 30, 2020
 or
December 31, 2019
.

Consulting Arrangements

From time to time, the Company enters into consulting arrangements with third
-parties to provide research and development, manufacturing and/or commercialization services. Such arrangements may
require the Company to deliver various rights, services, including research and development services, regulatory services and/or commercialization services. The underlying terms of these arrangements generally provide for consideration to the Company in the form of consulting fees and reimbursements of out-of-pocket third
-party research and development, regulatory and commercial costs.

Corium Consulting Agreement

In
July 2020,
the Company entered into a consultation services arrangement (the "Corium Consulting Agreement") with Corium, Inc. ("Corium") under which Corium engaged the Company to guide the product development and regulatory activities for certain current and potential future products in Corium's portfolio, as well as continue supporting preparation for the potential commercial launch of
KP415
(together, "Corium Consulting Services"). Corium is a portfolio company of Gurnet Point Capital and has been tasked with leading all commercialization activities for
KP415
under the
KP415
License Agreement, as discussed above.

Under the Corium Consulting Agreement, the Company is entitled to receive payments from Corium of up to
$15.6
million,
$13.6
million of which will be paid in quarterly installments through
March 31, 2022.
The remaining
$2.0
million is conditioned upon the achievement of a specified regulatory milestone related to Corium's product portfolio. Corium also agreed to be responsible for and reimburse the Company for all development, commercialization and regulatory expenses incurred as part of the performance of the Corium Consulting Services.

The Corium Consulting Agreement is within the scope of ASC
606,
as the transaction represents a contract with a customer where the participants function in a customer / vendor relationship and are not
 exposed equally to the risks and rewards of the activities contemplated under the Corium Consulting Agreement. Using the concepts of ASC
606,
the Company identified the performance of consulting services, which includes the reimbursement to the Company of third
-party pass-through costs, as its only performance obligation at inception. The Company further determined that the transaction price, at inception, under the agreement was
$13.6
million which is the fair value of the consulting services, including the reimbursement of third
-party pass through costs. The Company concluded that the regulatory milestone contains a significant uncertainty associated with a future event. As such, this milestone is constrained at contract inception and is not
included in the transaction price as the Company could
not
conclude that it is probable a significant reversal in the amount of cumulative revenue recognized will not
occur surrounding these milestone payments. At the end of each reporting period, the Company updates its assessment of whether the milestone is constrained by considering both the likelihood and magnitude of the potential revenue reversal.

The Company determined that the performance of consulting services, including reimbursement of third
-party pass-through costs, is a performance obligation that is satisfied over time as the services are performed and the reimbursable costs are paid. As such, the revenue related to the performance obligation will be recognized as the consulting services are performed and the services associated with the reimbursable third
-party pass-through costs are incurred and paid by the Company, in accordance with the practical expedient allowed under ASC
606
regarding an entity's right to consideration from a customer in an amount that corresponds directly to the value to the customer of the entity's performance completed to date. As of
September
30,
2020,
the Company has recognized approximately
15%
of the consulting services and
third
-party pass-through costs under the Corium Consulting Agreement.

For the
three
and
nine
months ended
September 30, 2020
, the Company recognized revenue under the Corium Consulting Agreement of
$1.9
million. There was
no
revenue recognized for the
three
and
nine
months ended
September 30, 2019
 related to the Corium Consulting Agreement. As of
September 30, 2020,
the Company had deferred revenue related to this agreement of
$0.1
million. There was
no
 deferred revenue related to this agreement as of
December 31, 2019
 as it was
not
entered into until
July 2020.

Other Consulting Arrangements

For the
three
and
nine
months ended
September 30, 2020
, the Company recognized revenue under other consulting arrangements of
$0
and
$1.7
million, respectively. There was
no
revenue recognized from other consulting arrangements for the three
and
nine
months ended
September 30, 2019
. There was
no
 deferred revenue from other from consulting arrangements as of
September 30, 2020
 or
December 31, 2019
.

Revenue Recognition

The Company commenced recognizing revenue in accordance with the provisions of ASC
606,

Revenue from Contracts with Customers
 (“ASC
606”
), starting
January 1, 2018.
However, the Company had
no
revenue at that time.

Arrangements with Multiple-Performance Obligations

From time to time, the Company enters into arrangements for research and development, manufacturing and/or commercialization services. Such arrangements may
require the Company to deliver various rights, services, including intellectual property rights/licenses, research and development services, and/or commercialization services. The underlying terms of these arrangements generally provide for consideration to the Company in the form of nonrefundable upfront license fees, development and commercial performance milestone payments, royalty payments, and/or profit sharing.

In arrangements involving more than
one
performance obligation, each required performance obligation is evaluated to determine whether it qualifies as a distinct performance obligation based on whether (i) the customer can benefit from the good or service either on its own or together with other resources that are readily available and (ii) the good or service is separately identifiable from other promises in the contract. The consideration under the arrangement is then allocated to each separate distinct performance obligation based on its respective relative stand-alone selling price. The estimated selling price of each deliverable reflects the Company's best estimate of what the selling price would be if the deliverable was regularly sold by the Company on a stand-alone basis or using an adjusted market assessment approach if selling price on a stand-alone basis is not
available.

The consideration allocated to each distinct performance obligation is recognized as revenue when control of the related goods or services is transferred. Consideration associated with at-risk substantive performance milestones is recognized as revenue when it is probable that a significant reversal of the cumulative revenue recognized will not
occur. Should there be royalties, the Company utilizes the sales and usage-based royalty exception in arrangements that resulted from the license of intellectual property, recognizing revenues generated from royalties or profit sharing as the underlying sales occur.

Licensing Agreements

The Company enters into licensing agreements with licensees that fall under the scope of ASC
606.

The terms of the Company’s licensing agreements typically include one
or more of the following: (i) upfront fees; (ii) milestone payments related to the achievement of development, regulatory, or commercial goals; and (iii) royalties on net sales of licensed products. Each of these payments may
result in licensing revenues.

As part of the accounting for these agreements, the Company must develop estimates and assumptions that require judgment to determine the underlying stand-alone selling price for each performance obligation which determines how the transaction price is allocated among the performance obligations. Generally, the estimation of the stand-alone selling price may
include such estimates as, independent evidence of market price, forecasted revenues or costs, development timelines, discount rates, and probability of regulatory success. The Company evaluates each performance obligation to determine if they can be satisfied at a point in time or over time, and it measures the services delivered to the licensee which are periodically reviewed based on the progress of the related program. The effect of any change made to an estimated input component and, therefore revenue or expense recognized, would be recorded as a change in estimate. In addition, variable consideration (e.g., milestone payments) must be evaluated to determine if it is constrained and, therefore, excluded from the transaction price.

Up-front Fees:
If a license to the Company’s intellectual property is determined to be distinct from the other performance obligations identified in the arrangement, the Company recognizes revenues from the transaction price allocated to the license when the license is transferred to the licensee and the licensee is able to use and benefit from the license. For licenses that are bundled with other promises, the Company utilizes judgment to assess the nature of the combined performance obligation to determine whether the combined performance obligation is satisfied over time or at a point in time.

Milestone Payments:
 At the inception of each arrangement that includes milestone payments (variable consideration), the Company evaluates whether the milestones are considered probable of being reached and estimates the amount to be included in the transaction price using the most likely amount method. If it is probable that a significant revenue reversal would not
occur, the associated milestone value is included in the transaction price. Milestone payments that are not
within the Company’s or the licensee’s control, such as non-operational developmental and regulatory approvals, are generally not
considered probable of being achieved until those approvals are received. At the end of each reporting period, the Company re-evaluates the probability of achievement of milestones that are within its or the licensee’s control, such as operational developmental milestones and any related constraint, and if necessary, adjusts its estimate of the overall transaction price. Any such adjustments are recorded on a cumulative catch-up basis, which would affect collaboration revenues and earnings in the period of adjustment. Revisions to the Company’s estimate of the transaction price may
also result in negative licensing revenues and earnings in the period of adjustment.

KP415
 License Agreement

In
September 2019,
the Company entered into the
KP415
 License Agreement with Commave under which the Company granted to Commave an exclusive, worldwide license to develop, manufacture and commercialize the Company's product candidates containing SDX and d-MPH, including
KP415,
KP484,
and, at the option of Commave,
KP879,
KP922
and/or any other product candidate developed by the Company containing SDX and developed to treat ADHD or any other central nervous system disorder. The license granted to Commave is distinct from other performance obligations as Commave can benefit from the license either on its own or together with other resources that are readily available and the license is separately identifiable from other promises in the
KP415
 License Agreement.

In exchange for the exclusive, worldwide license, discussed above, Commave paid the Company a non-refundable upfront payment of
$10.0
million. The Company is also entitled to additional payments from Commave of up to
$63.0
million, conditioned upon the achievement of specified regulatory milestones related to
KP415
and
KP484.
In addition, the Company is entitled to payments from Commave of up to
$420.0
million in the aggregate, conditioned upon the achievement of certain U.S. sales milestones, which are dependent upon, among other things, the timing of approval for a new drug application for
KP415
and its final approved label, if any. Further, Commave will pay the Company quarterly, tiered royalty payments ranging from a percentage in the high single digits to mid-twenties of Net Sales (as defined in the
KP415
 License Agreement) in the U.S. and a percentage in the low to mid-single digits of Net Sales in each country outside of the U.S., in each case subject to specified reductions under certain conditions as described in the
KP415
 License Agreement

Commave also agreed to be responsible for and reimburse the Company for all of development, commercialization and regulatory expenses incurred on the licensed products, subject to certain limitations as set forth in the
KP415
 License Agreement. As part of this agreement the Company is obligated to perform consulting services on behalf of Commave related to the licensed products. For these consulting services, Commave has agreed to pay the Company a set rate per hour on any consulting services performed on behalf of Commave for the benefit of the licensed products.

The
KP415
 License Agreement is within the scope of ASC
606,
as the transaction represents a contract with a customer where the the participants function in a customer / vendor relationship and are not
 exposed equally to the risks and rewards of the activities contemplated under the
KP415
 License Agreement. Using the concepts of ASC
606,
the Company has identified the grant of the exclusive, worldwide license and the performance of consulting services, which includes the reimbursement of out-of-pocket third
-party research and development costs, as its only
two
performance obligations. The Company further determined that the transaction price under the agreement was
$10.0
 million upfront payment plus the fair value of the Development Costs (as defined in the
KP415
 License Agreement) which was allocated among the performance obligations based on their respective related stand-alone selling price.

The consideration allocated to the grant of the exclusive, worldwide license was
$10.0
million, which reflects the standalone selling price. The Company utilized the adjusted market assessment approach to determine this standalone selling price which included analyzing prospective offers received from various entities throughout our licensing negotiation process as well as the consideration paid to other competitors in the market for a similar type transaction. The Company determined that the intellectual property licensed under the
KP415
 License Agreement represented functional intellectual property and it has significant standalone functionality and therefore should be recognized at a point in time as opposed to over time. The revenue related to the grant of the exclusive, worldwide license was recognized at a point in time at the inception of the
KP415
 License Agreement.

The consideration allocated to the performance of consulting services, which includes the reimbursement of out-of-pocket third
-party research and development costs, was the fair value of the Development Costs (as defined in the
KP415
 License Agreement), which reflects the standalone selling price. The Company utilized a blended approach which took into consideration the adjusted market assessment approach and the expected cost plus a margin approach to determine this standalone selling price. This blended approach utilized the adjusted market approach and expected cost plus margin approach to value the performance of consulting services which included analyzing hourly rates of vendors in the a market who perform similar services to those of the Company to develop a range and then analyzing the average cost per hour of our internal resources and applying a margin which placed the value in the median of the previously identified range. For the reimbursement of out-of-pocket third
-party research and development costs the Company utilized the expected cost plus a margin approach, which included estimating the actual out-of-pocket cost the Company expects to pay to third
-parties for research and development costs and applying a margin, if necessary. The Company determined that no
margin was necessary of these out-of-pocket
third
-party research and development costs as these are purely pass-through costs and the margin for managing these third
-party activities is included within the value of the performance of consulting services. The Company determined that the performance of consulting services, including reimbursement of out-of-pocket third
-party research and development costs, is a performance obligation that is satisfied over time as the services are performed and the reimbursable costs are paid. As such, the revenue related to the performance obligation will be recognized as the consulting services are performed and the services associated with the reimbursable out-of-pocket third
-party research and development costs are incurred and paid by the Company, in accordance with the practical expedient allowed under ASC
606
regarding an entity's right to consideration from a customer in an amount that corresponds directly to the value to the customer of the entity's performance completed to date. As discussed above, the combination of the standalone selling price of these consulting services and certain out-of-pocket third
-party research and development costs for
KP415
was the fair value of the Development Costs at inception. These Development Costs effectively created a cap on certain consulting services and out-of-pocket third
-party research and development costs identified in the initial product development plan for
KP415
which was anticipated at the inception date of the
KP415
License Agreement. As of
December 31, 2019,
the Company has recognized approximately
66%
of the consulting services and out-of-pocket
third
-party research and development costs under this cap.

Under the
KP415
 License Agreement, Commave was granted an exclusive option to include Additional Products as Product(s) (both as defined in the
KP415
 License Agreement) under the
KP415
 License Agreement (the "Additional Product Option"). In addition to the Additional Product Option, Commave was also granted a right of first
refusal ("ROFR") to acquire, license and/or commercialize any of the Additional Product Candidates should they choose not
to exercise the Additional Product Option. Should Commave choose to exercise the Additional Product Option on any Additional Product Candidates, Commave and the Company shall negotiate in good faith regarding the economic terms of such Additional Product. Further, should Commave exercise the ROFR on any Additional Product Candidate, the economic terms of the agreement shall be the same as those offered to the third
-party. Under ASC
606
an option to acquire additional goods or services gives rise to a performance obligation if the option provides a material right to the customer. The Company concluded that the above described Additional Product Option and ROFR do not
constitute material rights to the customer as Commave would acquire the goods or services at a to be negotiated price, which the Company expects to approximate fair value and therefore Commave would not
receive a material discount on these goods or services compared to market rates.

The Company is entitled to additional payments from Commave conditioned upon the achievement of specified regulatory milestones related to
KP415
and
KP484
and the achievement of certain U.S. sales milestones, which are dependent upon, among other things, the timing of approval for a new drug application for
KP415
and its final approved label, if any. Further, Commave will pay the Company quarterly, tiered royalty payments ranging from a percentage in the high single digits to mid-twenties of Net Sales (as defined in the
KP415
 License Agreement) in the U.S. and a percentage in the low to mid-single digits of Net Sales in each country outside of the U.S., in each case subject to specified reductions under certain conditions as described in the
KP415
 License Agreement. The Company concluded that these regulatory milestones, sales milestones and royalty payments each contain a significant uncertainty associated with a future event. As such, these milestone and royalty payments are constrained at contract inception and are not
included in the transaction price as the Company could
not
conclude that it is probable a significant reversal in the amount of cumulative revenue recognized will not
occur surrounding these payments. At the end of each reporting period, the Company updates its assessment of whether the milestone and royalty payments are constrained by considering both the likelihood and magnitude of the potential revenue reversal.

For the year ended
December 31, 2019,
the Company recognized revenue of
$12.8
 million, which is comprised of a
$10.0
 million non-refundable payment for an exclusive, worldwide license,
$1.1
 million of reimbursement of out-of-pocket
third
-party research and development costs and
$1.7
 million for the performance of consulting services. In addition, as of
December 31, 2019,
the Company had receivables in the amount of
$1.4
 million and
$0.2
million related to the performance of consulting services and the reimbursement of out-of-pocket third
-party research and development costs, respectively. In connection with the
$10.0
million non-refundable payment the Company received under the
KP415
License Agreement, the Company paid Aquestive Therapeutics a royalty equal to
10%
of the upfront license payment received in the
third
quarter of
2019.
 In addition, under the guidance provided in ASC
340
-
40,
Contracts with Customers, the Company capitalized approximately
$2.8
million of incremental costs incurred in obtaining the
KP415
License Agreement and will amortize these costs as the revenue associated with the exclusive worldwide license, reimbursement of out-of-pocket third
-party research and development costs and consulting services is recognized. As of
December 31, 2019,
the Company has recognized approximately
$1.9
million of these incremental costs, which are recorded in the line item titled royalties and contract costs in the statement of operations along with the royalty discussed above. The remaining incremental contract costs to be amortized are recorded in prepaid expense and other currents on the balance sheet. There was no
revenue recognized, or associated receivables and cost revenue, for the year ended or as of
December 31, 2018.
There was
no
 deferred revenue related to this agreement as of
December 31, 2019
or
2018.

Receivable [Policy Text Block]
Accounts and Other Receivables

Accounts and other receivables consists of receivables under the
KP415
 License Agreement and Corium Consulting Agreement, as well as receivables related to other consulting arrangements, income tax receivables and other receivables due to the Company. Receivables under the
KP415
 License Agreement and Corium Consulting Agreement are recorded for amounts due to the Company related to reimbursable third
-party costs and performance of consulting services. These receivables, as well as the receivables related to other consulting arrangements, are evaluated to determine if any reserve or allowance should be established at each reporting date. As of
September 30, 2020
, the Company had receivables related to the Corium Consulting Agreement in the amount of
$2.0
million and
no
 receivables related to the
KP415
License Agreement or other consulting arrangements. As of
December 31, 2019,
the Company had receivables related to the
KP415
License Agreement in the amount of
$1.6
 million and receivables related to other consulting arrangements of
$0.1
million. As of
September 30, 2020
and
December 31, 2019
no
reserve or allowance for doubtful accounts has been established.

Accounts and Other Receivables

Accounts and other receivables consists of receivables under the
KP415
 License Agreement, as well as income tax and other receivables due to the Company. Receivables under the
KP415
 License Agreement are recorded for amounts due to the Company related to reimbursable out-of-pocket third
-party research and development costs and performance of consulting services. These receivables are evaluated to determine if any reserve or allowance should be established at each reporting date. As of
December 31, 2019
and
2018
no
reserve or allowance has been established.

Research and Development Expense, Policy [Policy Text Block]
Research and Development

Major components of research and development costs include cash compensation, stock-based compensation, depreciation and amortization expense on research and development property and equipment, costs of preclinical studies, clin ical trials and related clinical manufacturing, costs of drug development, costs of materials and supplies, facilities cost, overhead costs, regulatory and compliance costs, and fees paid to consultants and other entities that conduct certain research and development activities on the Company’s behalf. Costs incurred in research and development are expensed as incurred.

The Company records nonrefundable advance payments it makes for future research and development activities as prepaid expenses. Prepaid expenses are recognized as expense in the statements of operations as the Company receives the related goods or services.

The Company enters into contractual agreements with
third
-party vendors who provide research and development, manufacturing, and other services in the ordinary course of business. Some of these contracts are subject to milestone-based invoicing and services are com pleted over an extended period of time. The Company records liabilities under these contractual commitments when an obligation has been incurred. This accrual process involves reviewing open contracts and purchase orders, communicating with the applicable personnel to identify services that have been performed and estimating the level of service performed and the associated cost when the Company has not
yet been invoiced or otherwise notified of actual cost. The majority of the service providers invoice the Company monthly in arrears for services performed. The Company makes estimates of the accrued expenses as of each balance sheet date based on the facts and circumstances known. The Company periodically confirms the accuracy of the estimates with the service providers and make adjustments, if necessary.

Intangible Assets, Finite-Lived, Policy [Policy Text Block]		Patent Costs Patent costs, including related legal costs, are expensed as incurred and recorded within general and administrative expenses on the statements of operations.
Income Tax, Policy [Policy Text Block]
Income Taxes

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the financial reporting and tax basis of assets and liabilities, as well as for operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using the tax rates that are expected to apply to taxable income for the years in which those tax assets and liabilities are expected to be realized or settled. Valuation allowances are recorded to reduce deferred tax assets to the amount the Company believes is more likely than not
to be realized.

Uncertain tax positions are recognized only when the Company believes it is more likely than not
tha
t the tax position will be upheld on examination by the taxing authorities based on the merits of the position. The Company recognizes interest and penalties, if any, related to unrecognized income tax uncertainties in income tax expense. The Company did not
have any accrued interest or penalties associated with uncertain tax positions as of
December 31, 2019
and
2018
.

The Company files income tax returns in the United States for federal and various state jurisdictions. With few exceptions, the Company is
no
longer subject to U.S. federal and state and local income tax examinations for years prior to
2014,
although carryforward attributes that were generated prior to
2014
may
still be adjusted upon examination by the Internal Revenue Service if used in a future period.
No
income tax returns are currently under examination by taxing authorities.

Share-based Payment Arrangement [Policy Text Block]
Stock-Based Compensation

The Company measures and recognizes compensation expense for all stock-based payment awards made to employees, officers an
d directors based on the estimated fair values of the awards as of the grant date. The Company records the value of the portion of the award that is ultimately expected to vest as expense over the requisite service period. The Company also accounts for equity instruments issued to non-employees using a fair value approach under Accounting Standards Codification ("ASC") subtopic
505
-
50,
inclusive of the modifications made by ASU
2018
-
07.
The Company values equity instruments and stock options granted using the Black-Scholes option pricing model.

Earnings Per Share, Policy [Policy Text Block]
Basic and Diluted Net
Loss per Share of Common Stock

The Company uses the
two
-class method to compute net loss per common share because the Company has issued securities, other than common stock, that contractually entitle the holders to participate in dividends and earnings of the Company. The two
-class method requires earnings for the period to be allocated between common stock and participating securities based upon their respective rights to receive distributed and undistributed earnings. Holders of each series of the Company’s convertible preferred stock and select warrants are entitled to participate in distributions, when and if declared by the board of directors, that are made to common stockholders and, as a result, are considered participating securities.

Segment Reporting, Policy [Policy Text Block]
Segment and Geographic Information

Operating segments are defined as components of an enterprise (business activity from which it earns revenue and incurs expenses) for which discrete financial information is ava ilable and regularly reviewed by the chief operating decision maker ("CODM") in deciding how to allocate resources and in assessing performance. The Company’s CODM is its Chief Executive Officer. The Company views its operations and manages its business as a single operating and reporting segment. All assets of the Company were held in the United States as of
December 31, 2019
and
2018
.

New Accounting Pronouncements, Policy [Policy Text Block]
Application of New or Revised Accounting Standards—Adopted

From time to time, the Financial Accounting Standards Board (the “FASB”) or other standard-setting bodies issue accounting standards that are adopted by the Company as of the specified effective date.

In
April 2012,
President Obama signed the Jump-Start Our Business Startups Act (the “JOBS Act”) into law. The JOBS Act contains provisions that, among other things, reduce certain reporting requirements for an emerging growth company. As an emerging growth company, the Company could have elected to adopt new or revised accounting standards when they become effective for non-public companies, which typically is later than public companies must adopt the standards. The Company has irrevocably elected not
to take advantage of the extended transition period afforded by the JOBS Act and, as a result, will comply with new or revised accounting standards on the relevant dates on which adoption of such standards is required for non-emerging growth companies.

In
June 2016,
the FASB issued ASU
2016
-
13,

Financial Instruments – Credit Losses (Topic
326
) – Measurement of Credit Losses on Financial Instruments
("ASU
2016
-
13"
), which replaces the incurred loss impairment methodology with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. This update applies to all entities holding financial assets and net investment in leases that are not
accounted for at fair value through net income. The amendments affect loans, debt securities, trade receivables, net investments in leases, off-balance-sheet credit exposures, reinsurance receivables, and any other financial assets not
excluded from the scope that have the contractual right to receive cash. This guidance is effective for financial statements issued for fiscal years beginning after
December 15, 2019,
and interim periods within those fiscal years. The adoption of ASU
2016
-
13
did
not
have a material impact on the Company's financial statements and disclosures.

In
August 2018,
the FASB issued ASU
2018
-
13,

Fair Value Measurement (Topic
820
) – Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement
("ASU
2018
-
13"
), which modifies the disclosure requirements on fair value measurements in Topic
820,
Fair Value Measurement, based on the concepts in the FASB Concepts Statement,
Conceptual Framework for Financial Reporting—Chapter
8:
Notes to Financial Statements,
which the FASB finalized on
August 28, 2018,
including the consideration of costs and benefits. This update applies to all entities that are required, under existing GAAP, to make disclosures about recurring or nonrecurring fair value measurements. This guidance is effective for financial statements issued for fiscal years beginning after
December 15, 2019,
and interim periods within those fiscal years. The amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level
3
fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date. The adoption of ASU
2018
-
13
did
not
have a material impact on the Company's financial statements and disclosures.

Application of New or Revised Accounting Standards—Not Yet Adopted

In
August 2020,
the FASB issued ASU
2020
-
06,
Debt – Debt with Conversion and Other Options (Subtopic
470
-
20
) and Derivatives and Hedging – Contracts in Entity's Own Equity (Subtopic
815
-
40
); Accounting for Convertible Instruments and Contracts in an Entity's Own Equity
("ASU
2020
-
06"
), which addresses issues identified as a result of the complexities associated with applying U.S. GAAP for certain financial instruments with characteristics of liabilities and equity. This update addresses, among other things, the number of accounting models for convertible debt instruments and convertible preferred stock, targeted improvements to the disclosures for convertible instruments and earnings-per-share ("EPS") guidance and amendments to the guidance for the derivatives scope exception for contracts in an entity's own equity, as well as the related EPS guidance. This update applies to all entities that issue convertible instruments and/or contracts in an entity's own equity. This guidance is effective for financial statements issued for fiscal years beginning after
December 15, 2021,
and interim periods within those fiscal years. Early adoption is permitted, but no
earlier than fiscal years beginning after
December 15, 2020,
including interim periods within those fiscal years. FASB specified that an entity should adopt the guidance as of the beginning of its annual fiscal year. The Company is currently evaluating the impact the adoption of ASU
2020
-
06
could have on the Company's financial statements and disclosures.

Application of New or Revised Accounting Standards
—Adopted

From time to time, the Financial Accounting Standards Board (the “FASB”) or other standard-setting bodies issue accounting standards that are adopted by the Company as of the specified effective date.

In
April 2012,
President Obama signed the Jump-Start Our Business Startups Act (the “JOBS Act”) into law. The JOBS Act contains provisions that, among other things, reduce certain reporting requirements for an emerging growth company. As an emerging growth company, the Company could have elected to adopt new or revised accounting standards when they become effective for non-public companies, which typically is later than public companies must adopt the standards. The Company has irrevocably elected not
to take advantage of the extended transition period afforded by the JOBS Act and, as a result, will comply with new or revised accounting standards on the relevant dates on which adoption of such standards is required for non-emerging growth companies.

In
February 2016,
the FASB issued ASU
2016
-
02,

Leases (Topic
842
)
(“ASU
2016
-
02”
), which requires lessees to recognize operating and finance lease liabilities and corresponding right-of-use assets on the balance sheet and to provide enhanced disclosures surrounding the amount, timing and uncertainty of cash flows arising from leases. The Company leases office space and laboratory facilities under non-cancelable operating leases. In addition, the Company leases various laboratory equipment, furniture and office equipment and leasehold improvements that are accounted for as capital leases. The Company adopted the new standard effective
January 1, 2019
on a modified retrospective basis and did
not
restate comparative periods. The Company elected the package of practical expedients permitted under the transition guidance, which allowed the Company to carryforward its historical lease classification and its assessment on whether a contract is or contains a lease for any leases that existed prior to adoption of the new standard. The Company also elected to combine lease and non-lease components and to keep leases with an initial term of
12
months or less off the balance sheet and recognize the associated lease payments in the statements of operations on a straight-line basis over the lease term. The Company did not
elect the hindsight practical expedient, which would have allowed the Company to use hindsight in determining the lease term and in assessing any impairment of right-of-use assets during the lookback period. The adoption of ASU
2016
-
02
 resulted in the recognition of total right-of-use assets and total lease liabilities of approximately
$2.6
million on the balance sheets as of
January 1, 2019.

In
July 2017,
the FASB issued ASU
2017
-
11,

Earnings Per Share (Topic
260
), Distinguishing Liabilities from Equity (Topic
480
), Derivatives and Hedging (Topic
815
) – I. Accounting for Certain Financial Instruments with Down Round Features and II. Replacement of the Indefinite Deferral for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests with a Scope Exception
 ("ASU
2017
-
11"
), which addresses the complexity of accounting for certain financial instruments with down round features and addresses the difficulty of navigating Topic
480
 because of the existence of extensive pending content in the ASC as a result of the indefinite deferral of accounting requirements about mandatorily redeemable financial instruments of certain nonpublic entities and certain mandatorily redeemable noncontrolling interests. This update applies to all entities that issue financial instruments that include down round features and entities that present earnings per share in accordance with Topic
260.
 This guidance is effective for financial statements issued for fiscal years beginning after
December 15, 2018,
and interim periods within those fiscal years. The adoption of ASU
2017
-
11
 did
not
have a material impact on the Company's financial statements and disclosures.

In
June 2018,
the FASB issued ASU
2018
-
07,

Compensation – Stock Compensation (Topic
820
) – Improvements to Nonemployee Share-Based Payment Accounting
("ASU
2018
-
07"
), which simplifies several aspects of the accounting for nonemployee share-based payment transactions resulting from expanding the scope of Topic
718,
Compensation—Stock Compensation, to include share-based payment transactions for acquiring goods and services from nonemployees. This update applies to all entities that enter into share-based payment transactions for acquiring goods and services from nonemployees. This guidance is effective for financial statements issued for fiscal years beginning after
December 15, 2018,
and interim periods within those fiscal years. The amendments in this ASU expand the scope of Topic
718
to include share-based payment transactions for acquiring goods and services from nonemployees. An entity should apply the requirements of Topic
718
to nonemployee awards except for specific guidance on inputs to an option pricing model and the attribution of cost (that is, the period of time over which share-based payment awards vest and the pattern of cost recognition over that period). The amendments specify that Topic
718
applies to all share-based payment transactions in which a grantor acquires goods or services to be used or consumed in a grantor’s own operations by issuing share-based payment awards. The adoption of ASU
2018
-
07
 did
not
 have a material impact on the Company's financial statements and disclosures.

Application of New or Revised Accounting Standards
—Not
Yet Adopted

In
August 2018,
the FASB issued ASU
2018
-
13,

Fair Value Measurement (Topic
820
) – Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement
("ASU
2018
-
13"
), which modifies the disclosure requirements on fair value measurements in Topic
820,
Fair Value Measurement, based on the concepts in the FASB Concepts Statement,
Conceptual Framework for Financial Reporting—Chapter
8:
Notes to Financial Statements,
which the FASB finalized on
August 28, 2018,
including the consideration of costs and benefits. This update applies to all entities that are required, under existing GAAP, to make disclosures about recurring or nonrecurring fair value measurements. This guidance is effective for financial statements issued for fiscal years beginning after
December 15, 2019,
and interim periods within those fiscal years. The amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level
3
fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date. Early adoption is permitted. An entity is permitted to early adopt any removed or modified disclosures and delay adoption of the additional disclosures until their effective date. The Company does not
expect the adoption of ASU
2018
-
13
to have a material impact on the Company's financial statements and disclosures.